LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of lease liabilities

Lease liabilities	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Balance - beginning	2,898,058	2,918,683	2,301,129
Additions	3,495,249	528,980	2,583,661
Disposals	(206,615)	(105,258)	(292,763
Interest expense on lease liabilities	312,684	58,361	272,521
Payments	(1,287,433)	(502,708)	(1,945,865)
Balance - ending	5,211,943	2,898,058	2,918,683
Current portion	736,453	925,976	824,271
Non-current portion	4,475,490	1,972,082	2,094,412

Schedule of minimum future lease payments

Total future minimum lease payments ($)
Less than one year	1,193,947
Between one and five years	6,114,002
Total minimum lease payments	7,307,949
Less amount representing interest	(2,096,006)
Total	5,211,943